Note 22 - Determination of Fair Values (Details Textual) $ in Thousands	12 Months Ended
Mar. 31, 2018 CAD ($)
Statement Line Items [Line Items]
Significant unobservable inputs, increase in five percent of volatility would result in a loss	$ 241
Significant unobservable inputs, increase in five percent of volatility would result in a gain	254
Significant unobservable inputs, five percent strengthen of foreign currency would result in a loss	$ 320